Consolidated Statements of Shareholders' Equity - USD ($)	Total	Share Capital Common shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings
Beginning Balance, Shares at Dec. 31, 2021		96
Beginning Balance at Dec. 31, 2021	$ 3,901,337		$ 2,225,265	$ 1,676,072
Net income for the year	16,180,949				$ 16,180,949
Capital contributions	2,000,000		2,000,000
Foreign currency translation	(292,218)			(292,218)
Ending Balance, Shares at Dec. 31, 2022		96
Ending Balance at Dec. 31, 2022	21,790,068		4,225,265	1,383,854	16,180,949
Net income for the year	19,554,198				19,554,198
Dividends declared and paid (distributions of $260,417 per common share) (Note 8)	(25,000,000)				(25,000,000)
Foreign currency translation	66,109			66,109
Ending Balance, Shares at Dec. 31, 2023		96
Ending Balance at Dec. 31, 2023	16,410,375		4,225,265	1,449,963	10,735,147
Net income for the year	1,913,451				1,913,451
Foreign currency translation	(108,416)			(108,416)
Ending Balance, Shares at Dec. 31, 2024		96
Ending Balance at Dec. 31, 2024	18,215,410		4,225,265	1,341,547	12,648,598
Ending Balance, Shares at Dec. 31, 2024		96
Ending Balance at Dec. 31, 2024	$ 18,215,410		$ 4,225,265	$ 1,341,547	$ 12,648,598